Note 16 - Investments in subsidiaries, joint ventures and associates - Associates Entities and joint ventures - Breakdown by entities (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	€ 154,000,000	€ 173,000,000	€ 256,000,000
Associates	1,334,000,000	1,405,000,000	1,332,000,000
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	1,488,000,000	1,578,000,000	1,588,000,000
Altura Markets S V S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	73,000,000	69,000,000	64,000,000
RCI Colombia [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	37,000,000	32,000,000	19,000,000
Desarrollo Metropolitano del Sur SV SA [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	14,000,000	13,000,000	12,000,000
Other Joint Ventures [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	30,000,000	59,000,000	160,000,000
Subtotal Joint Ventures [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Joint ventures	154,000,000	173,000,000	256,000,000
Divarian Propiedad S A U [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	630,000,000	591,000,000	0
Metrovacesa Promocion y Arrendamientos S A [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	443,000,000	508,000,000	697,000,000
Atom Bank PLC [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	136,000,000	138,000,000	66,000,000
Solarisbank AG [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	36,000,000	37,000,000	0
Cofides [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	23,000,000	22,000,000	21,000,000
Redsys Servicios de Procesamiento SL [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	14,000,000	12,000,000	10,000,000
Servicios Electronicos Globales SA [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	11,000,000	9,000,000	6,000,000
Other associates [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	41,000,000	88,000,000	533,000,000
Subtotal [Member]
Investments In Subsidiaries Joint Ventures And Associates Line Items
Associates	1,334,000,000	1,405,000,000	1,332,000,000
Total Member
Investments In Subsidiaries Joint Ventures And Associates Line Items
INVESTMENTS IN SUBSIDIARIES JOINT VENTURES AND ASSOCIATES	€ 1,488,000,000	€ 1,578,000,000	€ 1,588,000,000